Exceptional items	3 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Exceptional items
Exceptional items

	For the three months ended March 31,
	2018	2017
	€m	€m
Findus Group integration costs	1.5	2.5
Implementation of strategic opportunities	—	5.2
Remeasurement of indemnification assets	—	(10.4)
Costs related to transactions	—	2.1
Settlement of legacy matters	—	0.4
Other restructuring costs	—	0.1
Total exceptional items	1.5	(0.1)

Following the acquisition of the Findus Group in November 2015, the Company initiated a substantial integration project. Costs of €1.5 million have been incurred in the three months ended March 31, 2018 (2017: €2.5 million) which relate to the rollout of the Nomad ERP system.

Implementation of strategic opportunities and other items primarily relates to costs associated with the implementation of Nomad’s strategic vision across the Company and other tax costs. Costs of €5.2 million were incurred in the three months ended March 31, 2017. The prior period excludes costs associated with legacy matters which are now allocated to 'Settlement of legacy matters', which has reduced the 2017 charge from €5.6 million to €5.2 million.
Remeasurement of the indemnification assets relates to the movement in value of shares held in escrow as part of the consideration on the acquisition of the Findus Group as well as the release of indemnification assets associated with the acquisition of the Iglo Group as discussed in Note 11. Therefore the value of the assets may, in the future, be restricted to the value of these shares as at the balance sheet date.
For the three months ended March 31, 2017, costs related to transactions relates to enhanced control compliance procedures in territories.
Costs of €0.4 million were recognized in the three months ended March 31, 2017 from liabilities relating to periods prior to acquisition of the Findus and Iglo businesses by the Company. These were previously classified within 'Implementation of strategic opportunities' and have been reclassified into this line for all successor periods presented.
The tax credit impact of the exceptional items for the three months ended March 31, 2018 amounts to €0.4 million (2017: €2.4 million).
Included in the Condensed Consolidated Interim Statements of Cash Flows for the three months ended March 31, 2018 is €6.0 million (2017: €23.4 million) of cash outflows relating to exceptional items. This includes cash flows related to the above item in addition to the cash impact of the settlement of provisions brought forward from previous accounting periods.